Matthews China Discovery Active ETF	March 31, 2024
Schedule of Investments (unaudited)
COMMON EQUITIES: 95.6%
	Shares	Value
Consumer Discretionary: 19.2%
Household Durables: 5.7%
Jason Furniture Hangzhou Co., Ltd. A Shares	12,100	$60,663
Hisense Home Appliances Group Co., Ltd. H Shares	18,000	56,003
		116,666
Textiles, Apparel & Luxury Goods: 4.6%
Samsonite International SAa,b,c	16,800	63,538
Xtep International Holdings, Ltd.	49,500	30,675
		94,213
Hotels, Restaurants & Leisure: 4.5%
Tongcheng Travel Holdings, Ltd.[b,c]	25,200	66,490
DPC Dash, Ltd.[b]	3,900	24,990
		91,480
Automobile Components: 3.1%
Zhejiang Shuanghuan Driveline Co., Ltd. A Shares	13,900	44,187
Minth Group, Ltd.	12,000	18,951
		63,138
Automobiles: 1.3%
Yadea Group Holdings, Ltd.[a,c]	16,000	25,922
Total Consumer Discretionary		391,419

Industrials: 17.0%
Machinery: 7.2%
Yangzijiang Shipbuilding Holdings, Ltd.	68,800	97,368
Morimatsu International Holdings Co., Ltd.[b,c]	82,000	50,291
		147,659
Construction & Engineering: 2.7%
Greentown Management Holdings Co., Ltd.[a,c]	67,000	55,131
Electrical Equipment: 2.4%
Hongfa Technology Co., Ltd. A Shares	14,900	49,972
Ground Transportation: 2.0%
Full Truck Alliance Co., Ltd. ADR[b]	5,499	39,978
Marine Transportation: 1.2%
SITC International Holdings Co., Ltd.	13,000	23,753
Professional Services: 1.0%
Centre Testing International Group Co., Ltd. A Shares	11,500	20,048
Transportation Infrastructure: 0.5%
Beijing Capital International Airport Co., Ltd. H Shares[b]	32,000	9,690
Total Industrials		346,231

Information Technology: 15.6%
Semiconductors & Semiconductor Equipment: 7.8%
ACM Research, Inc. Class Ab	2,309	67,284
Faraday Technology Corp.	6,231	65,126
Andes Technology Corp.	1,000	13,264
AP Memory Technology Corp.	1,000	12,124
		157,798

	Shares	Value
Electronic Equipment, Instruments & Components: 5.8%
Elite Material Co., Ltd.	4,000	$50,369
Lotes Co., Ltd.	1,000	43,277
Shenzhen Topband Co., Ltd. A Shares	19,900	24,997
		118,643
Technology Hardware, Storage & Peripherals: 2.0%
AURAS Technology Co., Ltd.	2,000	41,183
Total Information Technology		317,624

Consumer Staples: 9.3%
Beverages: 3.6%
Anhui Yingjia Distillery Co., Ltd. A Shares	4,600	41,309
Anhui Kouzi Distillery Co., Ltd. A Shares	5,700	31,717
		73,026
Personal Care Products: 3.3%
Giant Biogene Holding Co., Ltd.[a,b,c]	12,400	67,415
Food Products: 2.4%
Anjoy Foods Group Co., Ltd. A Shares	3,100	35,422
Chacha Food Co., Ltd. A Shares	2,900	14,108
		49,530
Total Consumer Staples		189,971

Health Care: 8.6%
Life Sciences Tools & Services: 2.5%
Genscript Biotech Corp.[b]	22,000	40,759
WuXi XDC Cayman, Inc.[b]	4,500	10,522
		51,281
Health Care Equipment & Supplies: 2.3%
AK Medical Holdings, Ltd.[a,c]	58,000	36,461
Peijia Medical, Ltd.[a,b,c]	22,000	10,288
		46,749
Biotechnology: 2.2%
Sichuan Kelun-Biotech Biopharmaceutical Co., Ltd.[b]	2,200	43,570
Health Care Technology: 1.6%
Medlive Technology Co., Ltd.[a,c]	34,500	33,282
Total Health Care		174,882

Communication Services: 7.6%
Entertainment: 4.2%
Maoyan Entertainment[a,b,c]	37,200	45,440
Cloud Music, Inc.[a,b,c]	3,500	41,344
		86,784
Interactive Media & Services: 3.4%
Kanzhun, Ltd. ADR	2,600	45,578
Zhihu, Inc. ADR[b]	33,909	23,190
		68,768
Total Communication Services		155,552

Real Estate: 6.1%
Real Estate Management & Development: 6.1%
China Overseas Property Holdings, Ltd.	140,000	77,455
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Matthews China Discovery Active ETF	March 31, 2024
Schedule of Investments (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value
KE Holdings, Inc. A Shares	10,000	$45,998
Total Real Estate		123,453

Energy: 3.7%
Energy Equipment & Services: 2.7%
Yantai Jereh Oilfield Services Group Co., Ltd. A Shares	13,500	55,261
Oil, Gas & Consumable Fuels: 1.0%
Sinopec Kantons Holdings, Ltd.	42,000	19,427
Total Energy		74,688

Materials: 3.5%
Chemicals: 3.5%
Sunresin New Materials Co., Ltd. A Shares	5,900	36,300
Nanjing Cosmos Chemical Co., Ltd. A Shares	3,200	34,378
Total Materials		70,678

Utilities: 2.6%
Gas Utilities: 2.6%
ENN Natural Gas Co., Ltd. A Shares	19,700	51,961
Total Utilities		51,961

Financials: 2.4%
Financial Services: 2.4%
Chailease Holding Co., Ltd.	9,000	48,229
Total Financials		48,229

TOTAL COMMON EQUITIES		1,944,688
(Cost $1,888,259)
SHORT-TERM INVESTMENTS: 3.3%
	Shares	Value
Money Market Funds: 3.3%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 5.20%	67,515	$67,515
(Cost $67,515)

Total Investments: 98.9%		2,012,203
(Cost $1,955,774)
CASH AND OTHER ASSETS, LESS LIABILITIES: 1.1%		21,832
Net Assets: 100.0%		$2,034,035

a	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2024, the aggregate value is $378,821, which is 18.62% of net assets.
b	Non-income producing security.
c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
ADR	American Depositary Receipt

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